UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Ultra Short Income Fund
February 28, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 34.9%
Bank of Montreal (Yankee)
1.81%, 3/21/18, 1 Month LIBOR + .21%	3,000,000	[a]	2,999,649
Bank of Nova Scotia (Yankee)
1.83%, 3/2/18, 1 Month LIBOR + .25%	4,000,000	[a]	4,000,576
BNP Paribas (Yankee)
1.79%, 3/16/18, 1 Month LIBOR + .20%	4,000,000	[a]	4,000,664
Mitsubishi UFJ Trust & Banking Corp. (Yankee)
1.80%, 3/5/18, 1 Month LIBOR + .22%	4,000,000	[a]	4,001,724
Mizuho Bank (Yankee)
1.78%, 3/6/18, 1 Month LIBOR + .20%	4,000,000	[a]	4,001,028
Nordea Bank AB (Yankee)
1.91%, 7/24/18	4,000,000		3,997,735
Norinchukin Bank (Yankee)
1.72%, 3/22/18	600,000		600,029
Standard Chartered Bank (Yankee)
1.51%, 4/9/18	800,000		799,854
Sumitomo Mitsui Trust Bank Ltd (Yankee)
1.76%, 3/12/18, 1 Month LIBOR + .18%	3,000,000	[a,b]	3,000,318
Wells Fargo Bank
1.78%, 3/8/18, 1 Month LIBOR + .20%	4,000,000	[a]	4,001,732
Total Negotiable Bank Certificates of Deposit
(cost $31,399,774)			31,403,309

Commercial Paper - 41.6%
Canadian Imperial Bank of Commerce
1.92%, 3/16/18, 1 Month LIBOR + .33%	3,000,000	[a,b]	3,000,615
Collateralized Commercial Paper Co LLC
1.73%, 3/5/18, 1 Month LIBOR + .15%	2,000,000	[a]	2,000,560
Commonwealth Bank of Australia
1.91%, 3/19/18, 1 Month LIBOR + .32%	4,000,000	[a,b]	4,000,936
Danske Corporation
1.78%, 4/4/18	1,400,000		1,397,689
Danske Corporation
2.09%, 6/6/18	2,000,000	[b]	1,988,795
DBS Bank Ltd
1.55%, 3/7/18	3,000,000	[b]	2,999,099
Helaba Landesbank Hessen-Thüri
1.52%, 4/2/18	4,000,000	[b]	3,993,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Commercial Paper - 41.6% (continued)
Hyundai Capital America
1.93%, 4/2/18	4,000,000	[b]	3,992,920
Macquarie Bank Ltd
1.60%, 3/6/18	3,000,000	[b]	2,999,240
Manhattan Asset Funding Co LLC
1.80%, 3/26/18, 1 Month LIBOR + .18%	3,000,000	[a,b]	3,001,035
Oversea-Chinese Banking Corporation Ltd
1.85%, 7/10/18	4,000,000		3,969,537
UBS
1.88%, 3/6/18, 1 Month LIBOR + .30%	4,000,000	[a,b]	4,001,352
Total Commercial Paper
(cost $37,345,748)			37,345,706

Asset-Backed Commercial Paper - 20.0%
Antalis S.A.
1.48%, 3/14/18	4,000,000	[b]	3,997,603
Antalis S.A.
1.77%, 4/9/18	4,000,000	[b]	3,992,276
Atlantic Asset Securitization Corp.
1.54%, 4/27/18	4,000,000	[b]	3,987,975
Cancara Asset Securitisation Ltd
1.55%, 3/1/18	3,000,000	[b]	2,999,878
Collateralized Commercial Paper Co LLC
1.43%, 3/12/18	3,000,000		2,998,470
Total Asset-Backed Commercial Paper
(cost $17,979,128)			17,976,202

Time Deposits - 3.3%
ING Bank (London)
1.45%, 3/1/18 (cost $3,000,000)	3,000,000		3,000,000
	Shares		Value ($)
Registered Investment Company - .3%
Dreyfus Institutional Preferred Government Plus
Money Market Fund
(cost $245,795)	245,795	[c]	245,795
Total Investments (cost $89,970,445)	100.1%		89,971,012
Liabilities, Less Cash and Receivables	(.1%)		(81,695)
Net Assets	100.0%		89,889,317

LIBOR—London Interbank Offered Rate

[a] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to $47,955,970 or 53.35% of net assets.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Ultra Short Income Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Paper†	-	55,321,908	-	55,321,908
Negotiable Bank Certificates of
Deposit†	-	31,403,309	-	31,403,309
Time Deposits†	-	3,000,000	-	3,000,000
Registered Investment
Company	245,795	-	-	245,795

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)